DISCLOSURE ON RELATED PARTIES TRANSACTION	12 Months Ended
Dec. 31, 2014
Disclosure on related parties transactions [Abstract]
Disclosure on related parties transactions

NOTE 22:- DISCLOSURE ON RELATED PARTIES TRANSACTION

The Company Chairman of the Board, Shimon Eckhouse, previously owned 9.85% of the issued and outstanding shares of RBT and, until February 29, 2012, served as chairman of the board of directors of RBT. Together with other RBT shareholders, Shimon Eckhouse sold his holdings in RBT to the Company on May 30, 2012 in consideration of his pro-rata share of: (i) an initial purchase price of $5,000, (ii) an additional $5,000 paid on May 30, 2013, (iii) certain milestone payments in the aggregate amount equal to $15,240, (iv) the repayment of certain loan amounts provided by RBT to certain of its shareholders, and (v) the payment of 2.019% of annual net sales generated by RBT intellectual properties for an unlimited period.